BUSINESS COMBINATIONS - Fair value and estimated useful lives of intangible assets (Details) - DeliveryCircle LLC $ in Thousands	Aug. 05, 2024 USD ($)
BUSINESS COMBINATIONS
Fair value of intangible assets	$ 586
Customer relationships
BUSINESS COMBINATIONS
Fair value of intangible assets	$ 106
Remaining Useful Life	8 years
Developed technologies
BUSINESS COMBINATIONS
Fair value of intangible assets	$ 400
Remaining Useful Life	5 years
Trade name and workforce
BUSINESS COMBINATIONS
Fair value of intangible assets	$ 80
Remaining Useful Life	5 years